MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Fund
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                               September 30, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  MONEY MARKET OBLIGATIONS TRUST (the "Trust")
               Automated Cash Management Trust
               Automated Government Money Trust
               Federated Master Trust
               Federated Short-Term U.S. Government Trust
               Government Obligations Fund
               Government Obligations Tax-Managed Fund
               Liberty U.S. Government Money Market Trust
               Liquid Cash Trust
               Money Market Management
               Money Market Trust
               Municipal Obligations Fund
               Prime Cash Obligations Fund
               Prime Obligations Fund
               Prime Value Obligations Fund
               Tax-Free Obligations Fund
               Treasury Obligations Fund
               Trust for Government Cash Reserves
               Trust for Short-Term U.S. Government Securities
               Trust for U.S. Treasury Obligations

             1933 Act File No. 33-31602
             1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2004 that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 70 on September 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                          Very truly yours,



                                                          /s/ Nelson W. Winter
                                                          Nelson W. Winter
                                                          Assistant Secretary